Issued capital and reserves - Share capital (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 € / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 € / shares	Dec. 31, 2019 USD ($)
Issued capital and reserves
At beginning of year	236,360
Share issuance	10
At end of year	236,370
Share capital | $		$ 23		$ 23
Class A common shares
Issued capital and reserves
At beginning of year	18,660
Share issuance	10
At end of year	18,670
Par value per share | € / shares	€ 0.01		€ 0.01
Class B common shares
Issued capital and reserves
At beginning of year	217,700
At end of year	217,700
Par value per share | € / shares	€ 0.10		€ 0.10